Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	4,034,764	3,191,799
Common stock, shares oustanding	4,034,764	3,191,799
Treasury stock, shares	307,750	307,750